Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,125,000.00
Previously Paid Amount	2,112.78
Total Fee Amount	6,162.57
Total Offset Amount	0.00
Net Fee	$ 4,049.79